Restatement of Financial Statements - Restatement of Cash Flows (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restatement [Line Items]
Net loss	$ (2,461,835)	$ (1,472,213)
Adjustments to reconcile net loss to net cash used in operating activities		1,246,847
Net cash used in operating activities	(408,970)	(1,233,811)
Net cash used in investing activities		(230,000,000)
Net cash provided by financing activities		231,856,796
Net change in cash	$ (408,970)	622,985
As Previously Reported
Restatement [Line Items]
Net loss		(231,673)
Adjustments to reconcile net loss to net cash used in operating activities		6,307
Net cash used in operating activities		(1,233,811)
Net cash used in investing activities		(230,000,000)
Net cash provided by financing activities		231,856,796
Net change in cash		622,985
Restatement Adjustment
Restatement [Line Items]
Net loss		(1,240,540)
Adjustments to reconcile net loss to net cash used in operating activities		$ 1,240,540